Related Party Transactions (Narrative) (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Operating line of credit						$ 8,000,000
Convertible debentures, converted amount			$ 5,596,000		$ 50,000
Officers, directors, and companies controlled by officers and directors, and shareholders
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities						95,741	$ 71,697
Outstanding balance of unconverted convertible debentures					3,125,000
Convertible debentures, converted amount			$ 3,125,000
Common shres issued upon conversion of convertible debentures | shares			882,555	882,555
Two companies beneficially owned by Chairman and CEO of company
Disclosure of transactions between related parties [line items]
Loans outstanding			$ 0		$ 3,185,000	0	$ 120,000
Total loans received from companies owned by CEO and Chairman			$ 50,000	$ 100,000
Director, CEO and Chairman
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit						2,510,000
Joint guarantee amount to support operating line of credit						5,020,000
Operating line of credit						$ 8,000,000
Director, CEO and Chairman | Expire June 29, 2021
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares		628,571
Exercise price of non transferrable common share purchase warrants | $ / shares		$ 4.55
Director, CEO and Chairman | March 14, 2022
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares	685,714
Exercise price of non transferrable common share purchase warrants | $ / shares	$ 4.20